LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES.
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2022	2023
	RMB	RMB	US$
Right-of-use assets	2,003,997	5,186,855	730,553

Operating lease liabilities – current	880,873	1,851,310	260,752
Operating lease liabilities – non-current	1,024,274	3,114,855	438,718
Total operating lease liabilities	1,905,147	4,966,165	699,470

Schedule of the weighted average remaining lease terms and discount rates for the operating lease

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.78
Weighted average discount rate	3.943%

Schedule of future minimum lease payments under non-cancellable operating leases

	RMB	US$
2024	1,851,310	260,752
2025	1,510,927	212,810
2026	997,107	140,440
2027	569,961	80,277
2028 and thereafter	386,414	54,425
Less: interest	(349,554)	(49,234)

Total	4,966,165	699,470